22. Borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 4,047,307	R$ 3,759,505	R$ 4,046,293
Loans and financing, percent	100.00%	100.00%
Foreign currency
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 104,751	R$ 89,270
Loans and financing, percent	2.59%	2.37%
Foreign currency | U.S. Dollar
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 104,751	R$ 89,270
Loans and financing, percent	2.59%	2.37%
Local currency
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 3,942,556	R$ 3,670,235
Loans and financing, percent	97.41%	97.63%
Local currency | CDI
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 1,410,479	R$ 1,695,042
Loans and financing, percent	34.85%	45.09%
Local currency | TJLP
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 2,245,786	R$ 1,629,198
Loans and financing, percent	55.49%	43.34%
Local currency | TR
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 4,842	R$ 7,482
Loans and financing, percent	0.12%	0.20%
Local currency | IPCA
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 11,992	R$ 15,384
Loans and financing, percent	0.30%	0.41%
Local currency | Without indexer (annual fixed rate)
DisclosureOfLoansAndFinancingByCurrencyAndIndexLineItems [Line Items]
Loans and financing	R$ 269,457	R$ 323,129
Loans and financing, percent	6.65%	8.59%